SCHEDULE OF FINANCIAL ASSETS MEASURED FAIR VALUE THROUGH PROFIT AND LOSS (Details) - CAD ($)	Mar. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Equity securities in investee companies	$ 249,616	$ 192,583
Notes receivable	135,330	169,300
Total	384,946	419,197
Derivative liability		57,314
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Equity securities in investee companies	114,286	57,143
Notes receivable
Total	114,286	57,143
Derivative liability
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Equity securities in investee companies	135,330	135,440
Notes receivable
Total	135,330	135,440
Derivative liability
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Equity securities in investee companies
Notes receivable	135,330	169,300
Total	$ 135,330	226,614
Derivative liability		$ 57,314